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Madison Funds Prospectus | Madison Dividend Income Fund
MADISON DIVIDEND INCOME FUND
Investment Objective
The Madison Dividend Income Fund seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and example below do not reflect any transaction fees or commissions that may be charged directly by financial intermediaries when buying or selling shares.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Dividend Income Fund Dividend Income Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Dividend Income Fund Dividend Income Fund Class I
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.80%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus | Madison Dividend Income Fund | Dividend Income Fund Class I | USD ($)	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets (including borrowings for investment purposes) will be invested in dividend paying equity securities. The fund's investment adviser, Madison Asset Management, LLC ("Madison"), will identify investment opportunities by screening for companies that generally have the following characteristics: (i) a dividend yield of at least 100% of the market dividend yield (for this purpose, the “market” is the S&P 500); (ii) a strong balance sheet; (iii) a dividend that has been maintained and which is likely to increase; (iv) trade on the high side of the company’s historical relative dividend yield, due to issues which Madison views as temporary; and (v) other compelling valuation characteristics. Under normal market conditions, the fund expects to be fully invested in equity securities, but will maintain the flexibility to hold up to 20% of the fund’s assets in investment grade fixed income securities when warranted in Madison's discretion. The fund may also invest up to 25% of its common stock allocation in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the fund generally invests in 30-60 companies at any given time. This reflects Madison's belief that your money should be invested in Madison's top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objective.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative. In addition, with regard to dividend paying stocks in particular, Madison may sell a stock that has reduced its dividend to a level that brings the yield on the stock to below the market (S&P 500) dividend yield, but only if the reduction in dividend appears to Madison to be a symptom of fundamental difficulties with the company that are other than temporary in nature.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Special Risks Associated with Dividend Paying Stocks.  Raising interest rates have the potential to hurt the value and/or price of higher dividend yielding stocks more so than the overall market.  In addition, higher dividend yielding stocks may go through periods of underperformance as a group versus the broader market.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Interest Rate Risk. To the extent the fund invests in fixed income securities (i.e., bonds), the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to two broad measures of market performance, as well as with returns of an index of funds with similar investment objectives. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares*

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2013	12.47%
Lowest:	3Q 2011	-7.99%

Average Annual Total Returns For Periods Ended December 31, 2019
Average Annual Total Returns - Madison Funds Prospectus - Madison Dividend Income Fund		Label	1 Year	5 Years	10 Years
S&P 500 Index		S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	31.49%	11.70%	13.56%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)		Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.54%	8.29%	11.80%
Lipper Equity Income Funds Index		Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)	26.38%	8.80%	11.20%
Dividend Income Fund Class Y		Class Y Shares – Return Before Taxes	25.16%	10.97%	11.28%
Dividend Income Fund Class Y | After Taxes on Distributions		Return After Taxes on Distributions	24.00%	9.43%	10.02%
Dividend Income Fund Class Y | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	15.69%	8.42%	9.08%
Dividend Income Fund Class I	[1]	Class I Shares – Return Before Tax	none	none	none
[1]	The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Investors Fund
MADISON INVESTORS FUND
Investment Objective
The Madison Investors Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and example below do not reflect any transaction fees or commissions that may be charged directly by financial intermediaries when buying or selling shares.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Investors Fund Investors Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Investors Fund Investors Fund Class I
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.80%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus | Madison Investors Fund | Investors Fund Class I | USD ($)	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The fund seeks to achieve its investment objective by investing in the common stock of established, high-quality companies selected via bottom-up fundamental analysis. Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such securities. The portfolio managers define “high-quality” companies as those businesses that have demonstrated stable revenue and earnings growth patterns and high profitability metrics, and that maintain proportionately low levels of debt. The fund may also invest up to 35% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). To the extent invested in common stocks, the fund generally invests in only 25-40 companies at any given time. This reflects the belief of the fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison’s best investment ideas is the best way to achieve the fund’s investment objectives.

Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet.
When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares*

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2019	13.58%
Lowest:	3Q 2011	-12.54%

Average Annual Total Returns For Periods Ended December 31, 2019
Average Annual Total Returns - Madison Funds Prospectus - Madison Investors Fund		Label	1 Year	5 Years	10 Years
S&P 500 Index		S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	31.49%	11.70%	13.56%
Investors Fund Class Y		Class Y Shares – Return Before Taxes	30.48%	12.55%	12.60%
Investors Fund Class Y | After Taxes on Distributions		Return After Taxes on Distributions	28.72%	10.17%	10.70%
Investors Fund Class Y | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	19.30%	9.50%	9.98%
Investors Fund Class I	[1]	Class I Shares – Return before Taxes	none	none	none
[1]	The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.

Madison Funds Prospectus | Madison Mid Cap Fund
MADISON MID CAP FUND
Investment Objective
The Madison Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and example below do not reflect any transaction fees or commissions that may be charged directly by financial intermediaries when buying or selling shares.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees	Madison Funds Prospectus Madison Mid Cap Fund Mid Cap Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Redemption Fee (as a percentage of Amount Redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Funds Prospectus Madison Mid Cap Fund Mid Cap Fund Class I
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Funds Prospectus | Madison Mid Cap Fund | Mid Cap Fund Class I | USD ($)	87	271	471	1,049

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of “midsize” companies (for this purpose, “midsize” is defined as those companies with market capitalizations of between $500 million and $50 billion). Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in such mid cap securities. The fund may also invest and up to 25% of its assets in foreign securities (including American Depositary Receipts ("ADRs") and emerging market securities). The fund generally holds 25-40 individual securities in its portfolio at any given time. This reflects the belief of the fund's investment adviser, Madison Asset Management, LLC ("Madison"), that your money should be invested in Madison’s top investment ideas, and that focusing on Madison's best investment ideas is the best way to achieve the fund’s investment objective.
The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.
Madison follows a rigorous three-step process when evaluating companies pursuant to which Madison considers (1) the business model, (2) the management team, and (3) the valuation of each potential investment. When evaluating the business model, Madison looks for sustainable competitive advantages, metrics that demonstrate relatively high levels of profitability, stable and growing earnings, and a solid balance sheet. When assessing management, Madison evaluates its operational and capital allocation track records and the nature of its accounting practices. The final step in the process is assessing the proper valuation for the company. Madison strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows modeling and additional valuation methodologies. Often, Madison finds companies that clear the business model and management team hurdles, but not the valuation hurdle. Those companies are monitored for inclusion at a later date when the price may be more appropriate. Madison seeks to avoid the downside risks associated with overpriced securities.
Madison may sell stocks for a number of reasons, including: (i) the price target Madison has set for the stock has been achieved or exceeded, (ii) the fundamental business prospects for the company have materially changed, or (iii) Madison finds a more attractive alternative.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Mid Cap Risk. The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.
Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.
Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depository receipts involve many of the same risks as direct investments in foreign securities.  These risks include, but are not limited to: fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Calendar Year Total Returns for Class Y Shares*

Highest/Lowest quarter end results during this period were:

Highest:	1Q 2019	13.90%
Lowest:	3Q 2011	-16.14%

Average Annual Total Returns For Periods Ended December 31, 2019
Average Annual Total Returns - Madison Funds Prospectus - Madison Mid Cap Fund		Label	1 Year	5 Years	10 Years
Russell Midcap Index (Since Inception 4/19/2013)		Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	30.54%	9.33%	13.19%
Mid Cap Fund Class Y		Class Y Shares – Return Before Taxes	33.52%	11.35%	13.53%
Mid Cap Fund Class Y | After Taxes on Distributions		Return After Taxes on Distributions	32.38%	10.08%	11.95%
Mid Cap Fund Class Y | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	20.66%	8.78%	10.98%
Mid Cap Fund Class I	[1]	Class I Shares – Return before Taxes	none	none	none
[1]	The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The Class I share class is new as of the date of this prospectus; therefore, performance information is not available. Class I shares would have substantially similar returns as Class Y shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of fund shares.